Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 6, 2026, OFA Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the Company entering into the Agreement (defined below). This Amendment No. 1 to the Original Report (this “Amendment”) amends the Original Report to file the correct Agreement. Such corrected form of Agreement is filed hereto as Exhibit 10.1 and replaces in its entirety the agreement that was filed as Exhibit 10.1 to the Original Report. Except as described above, the Original Report remains unchanged.
Document Period End Date	Mar. 31, 2026
Entity File Number	001-42592
Entity Registrant Name	OFA GROUP
Entity Central Index Key	0002036307
Entity Tax Identification Number	98-1824417
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92074
City Area Code	(800)
Local Phone Number	418-5160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, $0.001 par value per share
Trading Symbol	OFAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false